DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Post-closing working capital adjustment				$ 7,900,000
Revenues	351,445,000	801,502,000	727,177,000
Pretax income (loss)	8,040,000	19,482,000	53,573,000
Provision (benefit) for taxes on income	4,933,000	7,088,000	14,401,000
Income (loss) from discontinued operations, net of tax	3,107,000
Pretax gain on sale of discontinued operations	883,505,000
Provision for tax on gain on sale	285,510,000
Gain on sale of discontinued operations, net of tax	597,995,000
Discontinued operations, net of tax	601,102,000	12,394,000	39,172,000
Impairment charges for asset held for sale	8,000,000
Cash and cash equivalents	0	0
Receivables - trade and other	4,000,000	147,985,000
Inventories - raw materials and supplies	0	277,527,000
Inventories - work-in-progress	0	70,114,000
Inventories - finished goods	0	212,000
Prepaid expenses and other current assets	0	37,700,000
Property and equipment, net	0	448,915,000
Net deferred tax assets	0	23,902,000
Other assets	23,661,000	1,569,000
Assets of discontinued operations	27,661,000	1,007,924,000
Accounts payable - trade	0	35,150,000
Deferred revenues	20,122,000	145,698,000
Billings in excess of costs and estimated profits on uncompleted contracts	0	7,915,000
Accrued compensation and related costs	0	22,955,000
Net deferred tax liabilities	0	115,735,000
Other current liabilities	4,883,000	51,344,000
Liabilities of discontinued operations	25,005,000	378,797,000
LeTourneau [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of discontinued operations	1,100,000,000
Post-closing working capital adjustment	46,700,000
Gain on sale of discontinued operations	670,600,000
Gain on sale of discontinued operations, net of tax	443,600,000
Number of days, lease and employee services agreements terminate (minimum)	120D
Lease and employee services agreements shall terminate (maximum)	1Y
Revenues	224,488,000	610,441,000	555,284,000
Pretax income (loss)	(8,583,000)	(1,276,000)	35,790,000
Provision (benefit) for taxes on income	1,507,000	(569,000)	8,303,000
Income (loss) from discontinued operations, net of tax	(10,090,000)
Pretax gain on sale of discontinued operations	670,614,000
Provision for tax on gain on sale	226,965,000
Gain on sale of discontinued operations, net of tax	443,649,000
Discontinued operations, net of tax	433,559,000	(707,000)	27,487,000
Increase in inventory valuation reserve		42,000,000
Cash and cash equivalents	0	0
Receivables - trade and other	0	106,705,000
Inventories - raw materials and supplies	0	277,527,000
Inventories - work-in-progress	0	70,114,000
Inventories - finished goods	0	212,000
Prepaid expenses and other current assets	0	37,368,000
Property and equipment, net	0	137,624,000
Net deferred tax assets	0	23,687,000
Other assets	23,661,000	1,569,000
Assets of discontinued operations	23,661,000	654,806,000
Accounts payable - trade	0	29,274,000
Deferred revenues	20,122,000	143,950,000
Billings in excess of costs and estimated profits on uncompleted contracts	0	7,915,000
Accrued compensation and related costs	0	20,217,000
Net deferred tax liabilities	0	19,778,000
Other current liabilities	1,183,000	47,737,000
Liabilities of discontinued operations	21,305,000	268,871,000
Drilling [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of discontinued operations				510,000,000
Gain on sale of discontinued operations				212,900,000
Gain on sale of discontinued operations, net of tax				154,300,000
Revenues	126,957,000	191,061,000	171,893,000
Pretax income (loss)	16,623,000	20,758,000	17,783,000
Provision (benefit) for taxes on income	3,426,000	7,657,000	6,098,000
Income (loss) from discontinued operations, net of tax	13,197,000
Pretax gain on sale of discontinued operations	212,891,000
Provision for tax on gain on sale	58,545,000
Gain on sale of discontinued operations, net of tax	154,346,000
Discontinued operations, net of tax	167,543,000	13,101,000	11,685,000
Cash and cash equivalents	0	0
Receivables - trade and other	4,000,000	41,280,000
Inventories - raw materials and supplies	0	0
Inventories - work-in-progress	0	0
Inventories - finished goods	0	0
Prepaid expenses and other current assets	0	332,000
Property and equipment, net	0	311,291,000
Net deferred tax assets	0	215,000
Other assets	0	0
Assets of discontinued operations	4,000,000	353,118,000
Accounts payable - trade	0	5,876,000
Deferred revenues	0	1,748,000
Billings in excess of costs and estimated profits on uncompleted contracts	0	0
Accrued compensation and related costs	0	2,738,000
Net deferred tax liabilities	0	95,957,000
Other current liabilities	3,700,000	3,607,000
Liabilities of discontinued operations	$ 3,700,000	$ 109,926,000